Acquisitions (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 10, 2013	Dec. 31, 2011
Business Acquisition [Line Items]
Total Assets	$ 3,461,633,000	$ 3,368,238,000
Deposits	2,872,787,000	2,785,133,000
Shareholders’ Equity	390,853,000	387,623,000	333,274,000		311,134,000
Professional fees	2,049,000	3,028,000	1,786,000
Virginia Savings Bank [Member]
Business Acquisition [Line Items]
Merger-related costs		4,700,000
Severance costs		900,000
Professional fees		1,200,000
Data processing costs		2,400,000
Community Bank [Member]
Business Acquisition [Line Items]
Percent of outstanding common and preferred stock				100.00%
Total Assets				460,000,000
Loans				410,000,000
Deposits				380,000,000
Shareholders’ Equity				53,000,000
Number of City Holding Company common shares recieved per share of Community Financial Corporation stock				$ 0.1753
Number of common stock shares acquired				767,000
Common stock value				27,783,000
Closing price of common stock at acquisition				$ 36.23
Cash				12,738,000
Premium on time deposits				1,100,000
Premium on time deposits amortization period	5 years
Core deposit intangible				2,700,000
Amortization time period for core deposit intangible assets	10 years
Merger-related costs	5,500,000
Severance costs	2,500,000
Professional fees	1,400,000
Data processing costs	$ 1,100,000
Virginia Beach, Virginia [Member] | Community Bank [Member]
Business Acquisition [Line Items]
Number of branches acquired				2
Western Virginia [Member] | Community Bank [Member]
Business Acquisition [Line Items]
Number of branches acquired				8
Warrant [Member] | Community Bank [Member]
Business Acquisition [Line Items]
Closing price of common stock at acquisition				$ 30.80
Number of shares to purchase through warrant				61,565
Original warrant expiration period				10 years
Revised warrant expiration period				6 years